Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights	Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 186,667	[1]
2021	746,667
2022	435,556
2023	62,222
Total	$ 1,431,112

[1]	Three-month period ending December 31, 20203. Leases (continued)